Label	Element	Value
SA International Small Company Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SA International Small Company Fund
Investment Objective, Heading	rr_ObjectiveHeading	GOAL
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock

The Fund's goal is to achieve long-term capital appreciation. The Fund pursues its goal by investing substantially all of its assets in the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the “DFA Portfolio”), a separate registered investment company with the same investment objective and investment policies as the Fund.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2021
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of the DFA Portfolio and the DFA Portfolio does not pay transaction costs when buying and selling shares of the Underlying Funds (as defined below); however, each of the Underlying Funds pay transaction costs when buying and selling securities for its portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Instead of buying securities directly, the Fund invests substantially all of its assets in the DFA Portfolio, which is managed by the Sub-Adviser and has the same investment objective and investment policies as the Fund. The DFA Portfolio seeks to provide investors with access to securities portfolios consisting of a broad range of equity securities of primarily small Japanese, United Kingdom, European (including the Mediterranean), Asia Pacific and Canadian companies. The DFA Portfolio invests substantially all of its assets in: The Japanese Small Company Series (the “Japanese Series”), The United Kingdom Small Company Series (the “United Kingdom Series”), The Continental Small Company Series (the “Continental Series”), The Asia Pacific Small Company Series (the “Asia Pacific Series”) and The Canadian Small Company Series (the “Canadian Series”) (each an “Underlying Fund” and together, the “Underlying Funds”), each of which is a series of The DFA Investment Trust Company. From time to time, the Sub-Adviser may add or remove Underlying Funds in the DFA Portfolio without notice to shareholders. Each Underlying Fund invests in small companies using a market capitalization weighted approach in each country or region designated by the Sub-Adviser as an approved market for investment. In general, this means that the higher the relative market capitalization of the issuer within an eligible country or region, the greater its representation in the Underlying Fund. Sub-Adviser may modify market capitalization weights and even exclude companies after considering such factors as free float (a company's share capital that is freely available for trading), profitability, trading strategies, liquidity management, tax management, momentum and other factors that the Sub-Adviser determines to be appropriate, given market conditions. In assessing profitability, the Sub-Adviser may consider different ratios, such as earnings or profits from operations relative to book value or assets. The DFA Portfolio also may have some exposure to small cap equity securities associated with other countries or regions. As a non-fundamental policy, under normal circumstances, the Fund, through its investments in the DFA Portfolio and, indirectly, the Underlying Funds, will invest at least 80% of its net assets in securities of small companies.

As of August 31, 2015, the DFA Portfolio invested its assets in the Underlying Funds within the following ranges (expressed as a percentage of the DFA Portfolio's assets):

Underlying Fund	Investment Range
Japanese Series	10% - 35%
United Kingdom Series	10% - 30%
Continental Series	25% - 50%
Asia Pacific Series	0% - 25%
Canadian Series	0% - 20%

The allocation of the assets of the DFA Portfolio to be invested in the Underlying Funds will be determined by the Sub-Adviser on at least a semi-annual basis. The Underlying Funds invest in countries that the Sub-Adviser views as developed market countries and will not invest in emerging market countries. Each Underlying Fund may lend its portfolio securities to generate additional income.

The DFA Portfolio and the Underlying Funds are advised by the Sub-Adviser. For as long as the Fund invests substantially all of its assets in the DFA Portfolio, the Sub-Adviser will not receive any sub-advisory fee from the Fund for its sub-advisory services. The Sub-Adviser receives an administration fee from the DFA Portfolio and also receives administration and advisory fees for providing administration and advisory services to the Underlying Funds. The Sub-Adviser has agreed to this fee arrangement in order to prevent duplication of advisory fees to the Sub-Adviser.

The Fund may withdraw its investment in the DFA Portfolio at any time if the Fund's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets either will be invested in another mutual fund or will be invested directly according to the investment policies and restrictions described in this Prospectus.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration
As a non-fundamental policy, under normal circumstances, the Fund, through its investments in the DFA Portfolio and, indirectly, the Underlying Funds, will invest at least 80% of its net assets in securities of small companies.

Risk, Heading	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

•

Fund of Funds Risk: The investment performance of the Fund is affected by the investment performance of the DFA Portfolio and, indirectly, the investment performance of the Underlying Funds. In addition, the Fund's net asset value is subject to the fluctuations in the net asset value of the DFA Portfolio and, indirectly, the net asset values of the Underlying Funds. The ability of the Fund to achieve its investment objective depends: on the ability of the DFA Portfolio and the Underlying Funds to meet their investment objectives, on the Sub-Adviser's decisions regarding the allocation of the DFA Portfolio's assets among the Underlying Funds, and the Sub-Adviser's selection of securities for the Underlying Funds. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying Fund will depend upon the extent to which the DFA Portfolio's assets are allocated from time to time for investment in the Underlying Fund, which will vary. There can be no assurance that the investment objective of the Fund, the DFA Portfolio or any Underlying Fund will be achieved. Duplication of expenses is a risk when a fund invests in other investment companies. When the DFA Portfolio invests in Underlying Funds, investors are subject to their proportionate share of the expenses of these Underlying Funds in addition to the expenses of the DFA Portfolio and the Fund. The cost of investing in the Fund, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. As the DFA Portfolio's allocation to the Underlying Funds changes from time to time, or to the extent that the expense ratios of the DFA Portfolio or the Underlying Funds change, the operating expenses of the DFA Fund and the Underlying Funds borne by the Fund may increase or decrease.

•

Market Risk: The value of the securities in which the Underlying Funds invest may go up or down in response to the prospects of individual companies, general economic or market conditions, and/or investor behavior that leads investors' perceptions of value (as reflected in the stock price) to diverge from fundamental value.

•

Small Company Stock Risk: The stocks of small companies may involve more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result they may be more sensitive to changing economic conditions, which could increase the volatility of their share prices. In addition, small company stocks typically are traded in lower volume, making them more difficult to purchase or sell at the desired time and price or in the desired amount. Generally, the smaller the company size, the greater these risks.

•

Foreign Securities and Currency Risk: Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization or expropriation of assets; currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operational risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Values of securities denominated in foreign currencies also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. The Underlying Funds do not hedge foreign currency risk.

•

European Economic Risk: The European Union's (“EU”) Economic and Monetary Union requires member countries to comply with restrictions on interest rates, deficits, debt levels, inflation rates and other factors, each of which may significantly impact every European country. The economies of EU member countries and their trading partners may be adversely affected by changes in the Euro's exchange rate, changes in EU or governmental regulations on trade, and the threat of default or default by an EU member country on its sovereign debt, which could negatively impact the Fund's investments and cause it to lose money.

•

Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Underlying Fund shares (and, indirectly, the Fund shares) may fall. The value of the Underlying Fund shares (and, indirectly, the Fund shares) could also fall if a loan is called and the Underlying Fund is required to liquidate reinvested collateral at a loss or if the Underlying Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

•

Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.

•

Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

•

Management Risk: The investment techniques and risk analyses applied by the Sub-Adviser may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Sub-Adviser in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

•

Recent Market Conditions: The recent financial crisis in the U.S. and many foreign economies, including the European sovereign debt and banking crises, as well as ongoing responses by governments and reactions by market participants have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. As a result, the values of many types of securities, including, but not limited to, mortgage-backed, asset-backed, and corporate debt securities, have been reduced. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. The reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

Risk, Lose Money	rr_RiskLoseMoney	The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table shows how the Fund's average annual total returns for certain time periods compare to those of a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund's performance has varied from year to year. The table shows how the Fund's average annual total returns for certain time periods compare to those of a broad-based securities market index.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.sa-funds.net
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns (per calendar year)
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	6/30/2009	31.16%
Worst Quarter	9/30/2008	(22.64)%

The year-to-date return through the calendar quarter ended September 30, 2015 was (0.21)%.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(0.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.64%)
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

SA International Small Company Fund | SA International Small Company Fund
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFee	none
Exchange fee	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Shareholder servicing fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.11%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.63%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.63%
1 Year	rr_ExpenseExampleYear01	$ 166
3 Years	rr_ExpenseExampleYear03	514
5 Years	rr_ExpenseExampleYear05	886
10 Years	rr_ExpenseExampleYear10	$ 1,933
2005	rr_AnnualReturn2005	20.41%
2006	rr_AnnualReturn2006	23.35%
2007	rr_AnnualReturn2007	4.51%
2008	rr_AnnualReturn2008	(44.40%)
2009	rr_AnnualReturn2009	40.33%
2010	rr_AnnualReturn2010	22.65%
2011	rr_AnnualReturn2011	(16.31%)
2012	rr_AnnualReturn2012	17.56%
2013	rr_AnnualReturn2013	26.04%
2014	rr_AnnualReturn2014	(7.36%)
1 Year	rr_AverageAnnualReturnYear01	(7.36%)
5 Years	rr_AverageAnnualReturnYear05	7.10%
10 Years	rr_AverageAnnualReturnYear10	5.49%
SA International Small Company Fund | SA International Small Company Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.15%)
5 Years	rr_AverageAnnualReturnYear05	6.48%
10 Years	rr_AverageAnnualReturnYear10	4.70%
SA International Small Company Fund | SA International Small Company Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.05%)
5 Years	rr_AverageAnnualReturnYear05	5.36%
10 Years	rr_AverageAnnualReturnYear10	4.30%
SA International Small Company Fund | SA International Small Company Fund | MSCI World Ex. U.S. Small Cap Index (net div.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.34%)
5 Years	rr_AverageAnnualReturnYear05	7.91%
10 Years	rr_AverageAnnualReturnYear10	5.87%

[1]	The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 1.10% of average daily net assets. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund. The Adviser may elect to recapture any amounts waived or reimbursed subject to certain conditions, including that repayment does not cause annual operating expenses to exceed 1.10% of average daily net assets and that any such repayment must be made within three years after the year in which the waiver/reimbursement was made.